Investment Strategy	Nov. 18, 2025
Large Cap Index Fund - Class F Prospectus | SIMT Large Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Change in Investment Strategies and Principal Risks of the Funds
Strategy Narrative [Text Block]

In the Fund Summary of the Large Cap Index Fund and S&P 500 Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

S&P 500 Index Fund - Class F Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Change in Investment Strategies and Principal Risks of the Funds
Strategy Narrative [Text Block]

In the Fund Summary of the Large Cap Index Fund and S&P 500 Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Change in Investment Strategy and Principal Risks of the Fund
Strategy Narrative [Text Block]

In the Fund Summary of the S&P 500 Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.